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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [X]; Amendment Number: 1



This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

                                 Name:              Shaker Investments, L.L.C.
                                 Address:           3690 Orange Place
                                                    Suite 400
                                                    Cleveland, Ohio 44122
                                 13F File Number:   28-05322


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:


Name:                        Edward P. Hemmelgarn
Title:                       President & CEO
Phone:                       216-292-2950
Signature,                   Place,                     and Date of Signing:

 Edward P. Hemmelgarn        Cleveland, Ohio            February 8, 2007




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Report Type (Check only one.):
                                       [X]    13F HOLDINGS REPORT.
                                       [ ]    13F NOTICE.
                                       [ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


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FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:                53
Form 13F Information Table Value Total:                $101,608 (thousands)

List of Other Included Managers:


No.  13F File Number                                   Name






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FORM 13F INFORMATION TABLE


                                   Title of              Value   Shrs or   SH/  PUT/  Investment  Other     Voting Authority
Name of Issuer                      Class      Cusip    (000's)  prn amt   PRN  Call  Discretion  Managers  Sole     Shared  None

Comtech Group Inc.                            205821200  5716.70  314277               Sole                   314277
Portfolio Recovery Associates                 73640Q105  5629.41  120570               Sole                   120570
Tessera Technologies Inc                      88164L100  4961.82  123000               Sole                   123000
Supertex, Inc.                                868532102  4186.01  106650               Sole                   106650
Qiagen, N.V.                                  N72482107  3716.38  245630               Sole                   245630
Copart Inc.                                   217204106  3642.30  121410               Sole                   121410
Royal Caribbean Cruises                       V7780T103  3449.44   83360               Sole                    83360
Global Santa Fe Corp.                         G3930E101  3357.51   57120               Sole                    57120
Irwin Financial Corporation                   464119106  3078.02  136015               Sole                   136015
S&P Index Dep. Receipts                       78462F103  2898.25   20465               Sole                    20465
CRM Holdings, Ltd.                            G2554P103  2861.14  321476               Sole                   321476
RTI International Metals Inc.                 74973W107  2848.77   36420               Sole                    36420
Integra Life Sciences                         457985208  2708.81   63602               Sole                    63602
Cognizant Tech Solutions                      192446102  2631.93   34110               Sole                    34110
PetroQuest Energy, Inc.                       716748108  2525.32  198220               Sole                   198220
Euronet Worldwide, Inc.                       298736109  2492.18   83940               Sole                    83940
HCC Ins. Holdings Inc.                        404132102  2486.65   77490               Sole                    77490
Noble Corp                                    g65422100  2466.12   32385               Sole                    32385
Cerner Corporation                            156782104  2395.48   52648               Sole                    52648
Buffalo Wild Wings                            119848109  2313.14   43480               Sole                    43480
Titanium Metals Corporation                   888339207  2295.88   77800               Sole                    77800
Micros Systems Inc                            594901100  2205.23   41845               Sole                    41845
PetMed Express Inc.                           716382106  2195.67  164470               Sole                   164470
ResMed Inc.                                   761152107  2134.18   43360               Sole                    43360
Microchip Technology                          595017104  2123.77   64947               Sole                    64947
Labor Ready Inc.                              505401208  1859.49  101445               Sole                   101445
Casey's General Stores, Inc.                  147528103  1854.80   78760               Sole                    78760
Abercrombie & Fitch                           002896207  1833.36   26330               Sole                    26330
Ambac Financial Group                         023139108  1743.10   19570               Sole                    19570
DealerTrack Holdings Inc.                     242309102  1724.60   58620               Sole                    58620
Adams Respiratory
  Therapeutics Inc.                           00635P107  1682.60   41230               Sole                    41230



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

St. Mary Land & Exploration                   792228108  1450.02   39360               Sole                    39360
Ishares Rus 2000 GRW                          464287648  1432.75   18233               Sole                    18233
O'Reilly Automotive                           686091109  1414.81   44130               Sole                    44130
Cisco Systems, Inc.                           17275R102  1366.50   50000               Sole                    50000
Celadon Group, Inc.                           150838100  1232.72   73595               Sole                    73595
Rowan Cos. Inc.                               779382100   982.72   29600               Sole                    29600
Natco Group Inc.                              63227W203   755.87   23710               Sole                    23710
BluePhoenix Solutions, Ltd.                   M20157109   628.00  100000               Sole                   100000
Getty Images, Inc.                            374276103   626.88   14640               Sole                    14640
Pegasystems Inc.                              705573103   606.12   61410               Sole                    61410
Marvell Technology Group Ltd.                 G5876H105   540.49   28165               Sole                    28165
Anadarko Petroleum Corp.                      032511107   391.68    9000               Sole                     9000
Southern National Bancorp
  of Virgnia Inc.                             843395104   307.10   18500               Sole                    18500
Aaron Rents                                   002535201   276.86    9620               Sole                     9620
B of I Holding, Inc.                          05566U108   261.26   37700               Sole                    37700
Henry Schein, Inc.                            806407102   244.90    5000               Sole                     5000
BroadRelay Holdings Inc.                      11133N106   240.00  200000               Sole                   200000
Neogen Corporation                            640491106   208.24    9380               Sole                     9380
Hercules Offshore, Inc                        427093109   203.17    7030               Sole                     7030
Natural Gas Services Group                    63886Q109   179.73   12930               Sole                    12930
Minrad International Inc.                     60443P103   142.40   26080               Sole                    26080
Kodiak Oil & Gas Corporation                  50015Q100    98.06   25000               Sole                    25000



                                                       101,608